Commitments and Contingencies	12 Months Ended
Apr. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

12. Commitments and Contingencies

Operating lease

The Company leases a number of properties under operating leases. Rental expenses under operating leases for the years ended April 30, 2010, 2011 and 2012 were HK$19,020, HK$19,639 and HK$21,728 respectively.

As of April 30, 2012, the Company was obligated under non-cancellable operating leases minimum rentals as follows:

Years ending April 30,	HK$
2013	19,694
2014	16,507
2015	7,699
2016	1,669
Thereafter	—
Total minimum lease payments	45,569

Capital commitment

As of April 30, 2012, the Company had capital commitments for constructing factory building and purchase of plant and machineries totaling HK$14,137, which are expected to be disbursed during the year ending April 30, 2013.

Bonus Plan

The Company has established a bonus plan for the management/executive officers. Pursuant to the plan, in order for any bonus to be paid, the Company must achieve an annual net profit (excluding any extraordinary items) of HK$78,000 in any fiscal year, which is referred to as the “Net Profit Target”. If the Net Profit Target is achieved in any fiscal year, a pool of 4% of any amount over the Net Profit Target will be set aside to provide bonuses to the management/executive officers. Of the bonus pool that is created, Kin Sun Sze-To, Chin Hien Tan and Ho Leung Ning would currently be entitled to 32%, 24% and 24%, respectively, of the available bonus, with the remaining amount being made available for distribution to the remaining officers, subject to adjustment at the discretion of the board. Payment of any bonuses under the plan will be in cash or ordinary shares (to be purchased in the open market), at the board’s sole discretion. The plan had taken effect beginning with the current fiscal year ending April 30, 2011. Based on the financial results in the year ended April 30, 2012, the Company had not met the Net Profit Target with the net profit after tax of HK$50,404 therefore bonuses will not be provided under the plan.